UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:       811-2368

NAME OF REGISTRANT:                       VANGUARD FIXED INCOME SECURITIES FUNDS

ADDRESS OF REGISTRANT:                    PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:    ANNE E. ROBINSON
                                          PO BOX 876
                                          VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

DATE OF FISCAL YEAR END:                  JANUARY 31

DATE OF REPORTING PERIOD:                 JULY 1, 2021 - JUNE 30, 2022

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 ******************************* FORM N-Px REPORT ******************************
ICA File Number: 81102368J
Reporting Period: 07/01/2021 - 06/30/2022
VANGUARD FIXED INCOME SECURITIES FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



====================== VANGUARD SHORT-TERM TREASURY FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 26, 2022
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845) and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.